Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013 T
Commitments and Contingencies [Line Items]
Number of tons of CO2 equal to or greater than produced by facility subject to EPA rule	25,000
Accrual for Environmental Loss Contingencies	$ 4.3
Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	7
Seven Hills [Member]
Commitments and Contingencies [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Unrecorded Contingent Purchase Obligation, Amount	11
Percent of Ownership Acquired, Contingent Purchase Obligation	54.00%
Equity Method Investees [Member] | Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	5
Other Long Term Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	3.1
Other Current Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	1.2
Capital Addition Purchase Commitments [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Estimated Amount	$ 98.7